Schedule of Finite-Lived Intangible Assets, Amortization Period (Details)	Dec. 31, 2024
Ad Tech Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period (Year)	5 years
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period (Year)	8 years